Earning (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earning (Loss) Per Share [Abstract]
Schedule of Numerator and Denominator of the Basic and Diluted Net Loss Per Share	The following table presents the numerator and denominator of the basic and diluted net loss per share computations:
	Year ended December 31,
	2023	2022	2021
Numerator (USD in thousands):
Net income (loss) for the year attributable to Xylo Technologies	(16,025)	(9,815)	6,794

Denominator (in thousands):
Weighted average number of ordinary shares used for basic and diluted earnings (loss) per share calculation	25,292	24,385	23,036

Net earnings (loss) per share attributable to Xylo Technologies (USD):
Basic	(0.63)	(0.40)	0.2
Diluted	(0.63)	(0.40)	0.2